Shareholders' Equity (Share Option Plan) (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2023	Jan. 27, 2022	Jan. 31, 2018	Dec. 31, 2024	May 02, 2024	May 01, 2023	Apr. 29, 2021	Apr. 30, 2020	May 02, 2019	Oct. 21, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital gains tax				25.00%
Value of shares authorized under one-year share repurchase plan									$ 15
Share Option Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized										500,000
Additional shares authorized	375,000	750,000	600,000
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares authorized under one-year share repurchase plan					$ 15	$ 15	$ 15	$ 15